Shareholder Report, Average Annual Return (Details)		12 Months Ended	23 Months Ended
		Oct. 31, 2025	Oct. 31, 2025
C000246700
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CastleArk Large Growth ETF
Without Sales Load [Member] | C000246700
Average Annual Return [Line Items]
Average Annual Return, Percent		17.61%	24.25%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 1000 Index (USD) (TR)
Average Annual Return, Percent		21.14%	25.16%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent		30.52%	32.19%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.